Trade Notes and Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Current Payables [Abstract]
Summary of Trade Notes and Accounts Payable
	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Trade notes and accounts payable	$19,396	$20,465